LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2019
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of types of insurance contracts [text block]	Insurance contract and participating investment contract liabilities are comprised as follows:

	2019			2018
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	96,812	(715)	96,097	84,366	(716)	83,650
Participating investment contracts	14,063	–	14,063	13,912	–	13,912
	110,875	(715)	110,160	98,278	(716)	97,562
Non-life insurance contracts (see (2) below):
Unearned premiums	333	(14)	319	342	(13)	329
Claims outstanding	241	–	241	254	–	254
	574	(14)	560	596	(13)	583
Total	111,449	(729)	110,720	98,874	(729)	98,145
1	Reinsurance balances are reported within assets.

Disclosure of provisions for unearned premiums [text block]	The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2019	2018
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	342	358
Increase in the year	663	681
Release in the year	(672)	(697)
Change in provision for unearned premiums charged to income statement	(9)	(16)
Gross provision at 31 December	333	342
Reinsurers’ share	(14)	(13)
Net provision at 31 December	319	329

Participating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Life Insurance and Participating Contract Liabilities [text block]	The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts	Participating investment contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2018	86,949	15,881	102,830	(563)	102,267
New business	5,476	31	5,507	(42)	5,465
Changes in existing business	(8,072)	(2,000)	(10,072)	(111)	(10,183)
Change in liabilities charged to the income statement	(2,596)	(1,969)	(4,565)	(153)	(4,718)
Exchange and other adjustments	13	–	13	–	13
At 31 December 2018	84,366	13,912	98,278	(716)	97,562
New business	5,684	37	5,721	(45)	5,676
Changes in existing business	6,798	114	6,912	46	6,958
Change in liabilities charged to the income statement (note 10)	12,482	151	12,633	1	12,634
Exchange and other adjustments	(36)	–	(36)	–	(36)
At 31 December 2019	96,812	14,063	110,875	(715)	110,160

Nonparticipating Life Insurance Contract [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Liabilities for Insurance Contracts and Participating Investment Contracts [text block]	Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities) and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2019			2018
	With-profit fund	Non-profit fund	Total	With-profit fund	Non-profit fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	8,018	88,794	96,812	7,851	76,515	84,366
Participating investment contracts	7,222	6,841	14,063	7,438	6,474	13,912
Total	15,240	95,635	110,875	15,289	82,989	98,278

Claims outstanding [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables) [Line Items]
Disclosure of Insurance Claims Outstanding [text block]	These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2019	2018
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	254	225
Cash paid for claims settled in the year	(300)	(306)
Increase/(decrease) in liabilities charged to the income statement [1]	287	335
	(13)	29
Gross claims outstanding at 31 December	241	254
Reinsurers’ share	–	–
Net claims outstanding at 31 December	241	254
Notified claims	128	170
Incurred but not reported	113	84
Net claims outstanding at 31 December	241	254
1	Of which an increase of £335 million (2018: £367 million) was in respect of current year claims and a decrease of £48 million (2018: a decrease of £32 million) was in respect of prior year claims.